Other Non-Current Assets - Disclosure of Movement in Rand Mutual Assurance (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2018
Reconciliation of changes in equity instruments held
Balance at beginning of year	R 59
Capital dividend received	(7)	R (30)	R 0
Gain on assets measured at fair value through other comprehensive income	25	0	0
Balance at end of year	77	59
Rand Mutual Assurance
Reconciliation of changes in equity instruments held
Balance at beginning of year	52	0
Fair value on adoption of IFRS 9				R 82
Capital dividend received	(7)	(30)
Gain on assets measured at fair value through other comprehensive income	24	0
Balance at end of year	R 69	R 52	R 0